Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001885778
Registrant Name	John Hancock Marathon Asset-Based Lending Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES